FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ 1,588	$ 1,663
Level 1 [Member] | Debt securities (corporate and government) [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	1,588
Level 1 [Member] | Marketable securities at fair value through profit or loss [Member] | Equity shares [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value		77
Level 1 [Member] | Marketable securities at fair value through profit or loss [Member] | Mutual funds [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value		456
Level 1 [Member] | Marketable securities at fair value through profit or loss [Member] | Debt securities (corporate and government) [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value		1,130
Level 1 [Member] | Derivatives instruments [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 1 [Member] | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	8,672	8,589
Level 2 [Member] | Debt securities (corporate and government) [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value
Level 2 [Member] | Derivatives instruments [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value	(64)	(8)
Level 2 [Member] | Financial assets at fair value through other comprehensive income [Member]
Disclosure of financial assets [line items]
Financial assets measured at fair value		$ 8,597
Level 2 [Member] | Financial assets at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ 8,736